REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF DISAGGREGATION OF REVENUE

	Years Ended December 31,
	2022	2021 As restated
Campus Revenue
– Sale of goods	$2,527,590	$3,102,210
– Rendering of services	2,110,531	—
Campus sub-total	4,638,121	3,102,210
Education Revenue
– Digital	8,011,319	5,192,594
– In-Person	5,544,176	—
Education sub-total	13,555,495	5,192,594
Total Revenue	$18,193,616	$8,294,804